Cover	Nov. 04, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 04, 2026
Entity Registrant Name	UWM Holdings Corporation
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39189
Entity Tax Identification Number	84-2124167
Entity Address, Address Line One	585 South Boulevard E.
Entity Address, City or Town	Pontiac,
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48341
City Area Code	(800
Local Phone Number	981-8898
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	UWMC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001783398
Amendment Flag	false